FAM
                                   VALUE FUND
                               EQUITY-INCOME FUND
                               SEMI-ANNUAL REPORT
                                 June 30, 1997
                                     Each A
                                      100%
                                    No-Load
                                      Fund


















                                                                       FAM FUNDS
                                                                    P.O. Box 399
                                                           Cobleskill, NY  12043
                                                                  (800) 932-3271

DEAR SHAREHOLDER:

     The first six months of 1997 turned out to be much better than expected. The FAM Value Fund appreciated 13.4% and the FAM Equity-Income Fund appreciated 10.8%. In comparison, the Russell 2000, an unmanaged index of smaller company stocks, advanced 10.2%. It would be easy to be lulled into the trap of self-congratulation were it not for the fact that the unmanaged S&P 500 appreciated 20.6%. Humility is a trait that is useful in the investment world. In your co-managers' cases, this trait is imperative because it keeps us focused on what is controllable -D our value investment approach -D and not on variables which are beyond our control.

     We have been extremely pleased with the first six month's results for a related and more important reason. It has started to have a favorable impact on our longer-term performance, which is the primary goal of your Funds. As the enclosed graph illustrates, FAM Value has a trailing 12-month return of 17.9%, a five-year compounded annual return of 13.7%, and a ten-year compounded annual return of 13.0%. The FAM Equity-Income Fund, which we began on April 1, 1996, has a trailing 12-month return of 20.9%. Charlie Munger, Berkshire Hathaway's Vice Chairman and Warren Buffett's partner, said at this year's annual meeting that expectations in excess of 15% were arrogant. We would agree. Over exuberance tends to lead to foolish decisions that may be validated in the short term by the rising tide of the marketplace. But, in the long term each decision must rest on the economic merit of the underlying business.

     In this regard, the strong economic fundamentals of many of the businesses owned by your Funds are continuing to shine. We have pointed out in the past that our heavy weighting in the insurance industry reflected the superb investment opportunity that existed in those businesses at bargain basement prices. FAM Value Fund's three top performers for 1997 have been in this industry -D Poe & Brown (+38%), Allied Group (+34%), and Reliastar (+26%). As a whole, the insurance group performed admirably. Performance was also enhanced by American Express (+42%), a financial service company, and Essef Corporation (+50%). Top performers for FAM Equity-Income Fund included Poe & Brown (+38%) and Gorman-Rupp (+32%), a company which produces large capacity pumps.

     Pleasantly, there were few detractors. In the FAM Value Fund portfolio, there are two worth mentioning: CONMED (-14%) and C-COR (-26%). The future economic prospects for these businesses, we believe, are far greater than the stock market has given recognition. CONMED is number one or two in providing minimally invasive disposable surgical devices. C-COR is respected as a high quality manufacturer of communication amplifiers. They represent companies that meet our benchmarks -D businesses that are understandable, highly profitable, financially strong, and are managed by people who exhibit a high degree of integrity, intelligence, and energy. While our assumptions for these two companies are sound, only the future will determine the success of our analysis.

     The FAM Equity-Income Fund's performance was hindered by New Plan Realty Trust (-13%) and Atrion Corporation (-4.5%). New Plan Realty is a Real Estate Investment Trust (REIT) that has investments in retail strip centers, garden apartments, and factory outlet centers. The stock is down despite its dramatic growth in property acquisitions for the year. Atrion Corporation is a company that is transitioning from a gas pipeline business to a faster growing healthcare business. The company currently has 75% of the value of its stock price in cash and is in the process of looking for opportunistic acquisitions to complement its exisitng health care business. In spite of their dismal performance year to date, we remain very excited about the prospects of these companies.

     Lastly, we would like to throw out a word of caution to all investors. We do not know what year-end 1997 might bring. We feel that it is highly unlikely that market returns of the first six months will be repeated during the second half. But we can reaffirm one certainty: our long-term investment focus will remain intact. Our challenge is like that of a high jumper -D to continually raise the bar with each investment decision. We assure you that in this process, our enthusiasm will remain in check. In 1934, Benjamin Graham introduced the concept of margin of safety. In essence, margin of safety dictates that shares of any business should only be purchased at a significant discount to the intrinsic value of the business. It is our strict adherence to this benchmark that will keep us focused on our longer-term objectives, and our pledge to you to preserve your future purchasing power without undo risk.

     We look forward to sharing with you a full report of our year-end results. At that time we also plan to elaborate more fully on our investment benchmarks. Thank you for your continued interest.

Sincerely,



/s/THOMAS O. PUTNAM          /s/DIANE C. VAN BUREN         /s/PAUL C. HOGAN, CFA
THOMAS O. PUTNAM             DIANE C. VAN BUREN            PAUL C. HOGAN, CFA



               DISTRIBUTION    AMOUNT     PRICE     SHARES    TOTAL SHARES    VALUE
               ------------    ------     -----     ------    ------------    -----

      01/02/87               $1,000.00     $9.97   100.301        100.301   $1,000.00
      03/31/87                            $11.06                  100.301   $1,109.33
      06/30/87                            $11.19                  100.301   $1,122.37
      09/30/87                            $11.60                  100.301   $1,163.49
 12/31/87  DIV   0.1200         $12.04     $8.14     1.479        101.780     $828.49
      12/31/87                   $0.00     $8.14     0.000        101.780     $828.49

      03/31/88                             $9.51                  101.780     $967.92
      06/30/88                            $10.11                  101.780   $1,028.99
      09/30/88                            $10.66                  101.780   $1,084.97
  12/30/88 DIV   0.2500         $25.44    $10.78     2.360        104.140   $1,122.63
      12/31/88                   $0.00    $10.78     0.000        104.140   $1,122.63

      03/31/89                            $11.67                  104.140   $1,215.31
      06/30/89                            $12.65                  104.140   $1,317.37
      09/30/89                            $13.55                  104.140   $1,411.10
  12/28/89 DIV   0.1190         $12.39    $12.76     0.971        105.111   $1,341.22
      12/31/89                   $0.00    $12.85     0.000        105.111   $1,350.68

      03/31/90                            $12.56                  105.111   $1,320.20
      06/30/90                            $13.54                  105.111   $1,423.20
      09/30/90                            $11.44                  105.111   $1,202.47
  12/28/90 DIV   0.0960         $10.09    $11.95     0.844        105.956   $1,266.17
      12/31/90                   $0.00    $12.06     0.000        105.956   $1,277.82

      03/31/91                            $14.57                  105.956   $1,543.77
      06/30/91                            $16.24                  105.956   $1,720.72
      09/30/91                            $17.03                  105.956   $1,804.42
  12/27/91 DIV   0.9000         $95.36    $16.25     5.868        111.824   $1,817.14
      12/31/91                   $0.00    $16.87     0.000        111.824   $1,886.47

      03/31/92                            $18.94                  111.824   $2,117.94
      06/30/92                            $18.02                  111.824   $2,015.07
      09/30/92                            $17.87                  111.824   $1,998.29
  12/24/92 DIV   0.5740         $64.19    $19.80     3.242        115.066   $2,278.30
      12/31/92                   $0.00    $20.50     0.000        115.066   $2,358.84

      03/31/93                            $20.63                  115.066   $2,373.80
      06/30/93                            $20.09                  115.066   $2,311.67
      09/30/93                            $20.72                  115.066   $2,384.16
  12/24/93 DIV   0.1396         $16.06    $20.03     0.802        115.868   $2,320.83
      12/31/93                   $0.00    $20.40     0.000        115.868   $2,363.70

      03/31/94                            $19.60                  115.868   $2,271.00
      06/30/94                            $19.84                  115.868   $2,298.81
      09/30/94                            $20.97                  115.868   $2,429.74
  12/28/94 DIV   0.7508         $86.99    $20.96     4.150        120.018   $2,515.58
      12/31/94                   $0.00    $21.04     0.000        120.018   $2,525.18

      03/31/95                            $21.09                  120.018   $2,531.18
      06/30/95                            $22.86                  120.018   $2,743.61
      09/30/95                            $24.85                  120.018   $2,982.45
      12/28/95   0.6068         $72.83    $24.40     2.985        123.003   $3,001.27
      12/31/95                            $24.58                  123.003   $3,023.41

      03/31/96                            $25.28                  123.003   $3,109.51
      06/30/96                            $26.30                  123.003   $3,234.97
      09/30/96                            $25.81                  123.003   $3,174.71
      12/27/96   0.8100         $99.63    $26.48     3.763        126.765   $3,356.74
      12/31/96                            $26.53                  126.765   $3,363.08

      03/31/97                            $26.20                  126.765   $3,321.25
      06/30/97                            $30.09                  126.765   $3,814.37




                      QUARTERLY NUMBERS FOR FAM VALUE FUND
                      ------------------------------------


 03/31/97                     QTR           06/30/97                QTR
 --------                     ---           --------                ---
current NAV                   $ 33,222.00   current NAV             $ 38,155.00
prior qtr NAV                 $ 33,626.00   prior qtr NAV           $ 33,222.00
% qtr performance                   -1.20%  % qtr performance             14.85%

                              YTD                                   YTD
                              ---                                   ---
current NAV                   $ 33,222.00   current NAV             $ 38,155.00
Jan. 1 NAV                    $ 33,626.00   Jan. 1 NAV              $ 33,626.00
YTD performance                     -1.20%  YTD performance               13.47%

                              1 YEAR                                1 YEAR
                              ------                                ------
current value                 $ 33,222.00   current value           $ 38,155.00
prior year value              $ 31,108.00   prior year value        $ 32,352.00
1 yr performance                    6.80%   1 yr performance              17.92%

                              3 YEAR                                3 YEAR
                              ------                                ------
current value                 $ 33,222.00   current value           $ 38,155.00
3 yrs prior value             $ 22,724.00   3 yrs prior value       $ 23,014.00
3 yr cumulative performance         46.20%  3 yr cumulative               65.79%
                                              performance
3 year annualized performance       13.50%  3 year annualized
                                              performance                 18.36%

                              5 YEAR                                5 YEAR
                              ------                                ------
current value                 $ 33,222.00   current value           $ 38,155.00
5 years prior value           $  1,115.00   5 years prior value     $ 20,090.00
5 yr cumulative performance        57.30%   5 yr cumulative
                                              performance                 89.92%
5 year annualized performance       9.50%   5 year annualized
                                              performance                 13.69%

                              10 YEAR                               10 YEAR
                              -------                               -------
current value                 $ 33,626.00   current value           $ 38,155.00
10 years prior value          $ 11,236.00   10 years prior value    $  1,236.00
10 yr cumulative performance      199.27%   10 yr cumulative
                                               performance               229.58%
10 year annualized performance     11.59%   10 year annualized
                                               performance                13.00%

                              INCEPTION                             INCEPTION
                              ---------                             ---------
current value                 $ 33,222.00   current value           $ 38,155.00
initial value                 $ 10,000.00   initial value           $ 10,000.00
cumulative performance             232.22%  cumulative performance       281.55%
annualized performance              12.42%  annualized performance        13.60%


                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                            STATEMENT OF INVESTMENTS
                           June 30, 1997 (Unaudited)


COMMON STOCKS (97.2%)                        Shares         Value
                                             ------         -----
  BANKING (12.7%)
  Bank North Group .....................       57,715    $2,669,319
  Centura Banks, Inc. ..................      146,250     6,709,219
  First Bank System, Inc. ..............       20,924     1,786,387
  First Empire State Corporation .......       17,300     5,830,100
  One Valley Bancorp, Inc. .............      116,875     4,908,750
 *Plumas Bank Quincy California ........       57,024       769,824
  SouthTrust Corporation ...............      142,000     5,875,250
  TrustCo Bank Corporation NY ..........      141,216     3,018,428
                                                         ----------
                                                         31,567,277
                                                         ----------
CHEMICAL (0.6%)
WD-40 Company .........................        25,400     1,524,000
                                                         ----------
CONSUMER SERVICES (1.3%)
 *Franklin Covey Company ...............      133,000     3,366,563
                                                         ----------
DIVERSIFIED (0.5%)
 *Berkshire Hathaway ...................           26     1,227,200
                                                         ----------
DIVERSIFIED MANUFACTURING (9.2%)
   CLARCOR, Inc. .......................      182,500     4,516,875
 +*ESSEF Corporation ...................      339,185     7,970,848
  *Environment One Corporation .........       18,000       175,500
   Raven Industries, Inc. ..............      206,200     4,974,575
 + Versa Technologies, Inc. ............      323,258     5,091,314
                                                         ----------
                                                         22,729,112
                                                         ----------

ELECTRICAL/ELECTRONICS (3.7%)
 *C-COR Electronics, Inc. ..............      420,600     4,206,000
 *IFR Systems ..........................      233,700     4,381,875
  Sage Laboratories, Inc. ..............       45,500       580,125
                                                         ----------
                                                          9,168,000
                                                          ---------

FINANCIAL SERVICES (14.8%)
+*Allied Capital Advisers, Inc. ........      500,000     2,343,750
  American Express Company .............      215,500    16,054,750
  Fund America Enterprises Hldgs., Inc..      111,975    11,757,375
  Salomon, Inc. ........................      119,000     6,619,375
                                                         ----------
                                                         36,775,250
                                                         ----------


                       See Notes to Financial Statements.


                                      -3-



                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                       STATEMENT OF INVESTMENTS (Cont'd)
                           June 30, 1997 (Unaudited)
                                  Shares Value
  GROCERY STORES (1.5%)
  Hannaford Brothers Company ...........      105,700   $ 3,758,956
                                                         ----------

  HEALTH CARE (6.5%)
+*CONMED Corporation ...................      807,562    13,728,554
 *Copley Pharmaceuticals, Inc. .........      108,000       783,000
+*Hycor Biomedical, Inc. ...............      800,000     1,625,040
                                                         ----------
                                                         16,136,594
                                                         ----------
  INSURANCE (26.8%)
+ Allied Life Financial Corporation ....      293,650     5,799,588
  Allied Group, Inc. ...................      315,525    11,989,950
  Farm Family Holdings .................       18,000       501,750
  Financial Secs Assurance Hldgs. Ltd...       51,800     2,016,963
  Gainsco, Inc. ........................       82,100       769,688
+ Intercargo Corporation ...............      334,850     3,934,488
  Poe & Brown, Inc. ....................      133,075     4,923,775
  Protective Life Corporation ..........      167,200     8,401,800
  ReliaStar Financial Corporation ......      233,100    17,045,438
  UNUM Corporation .....................      146,760     6,163,920
  Vesta Insurance Group, Inc. ..........      112,000     4,844,000
                                                        -----------
                                                         66,391,360
                                                        -----------
  MACHINERY & EQUIPMENT (12.8%)
  IDEX Corporation .....................      156,600     5,167,800
  Kaydon Corporation ...................      297,500    14,763,438
+ Modern Controls, Inc. ................      277,812     3,750,462
  Regal-Beloit Corporation .............       53,300     1,395,794
  Tennant Corporation ..................      201,400     6,696,550
                                                        -----------
                                                         31,774,044
                                                         ----------
POSTAGE & BUSINESS SERVICES (6.2%)
 *Mailboxes Etc. .......................      549,600    15,320,100
                                                       ------------
PRINTING (3.4%)
 *CSS Industries, Inc. .................      241,500     7,637,438
  Deluxe Corporation ...................       25,300       863,363
                                                       ------------
                                                          8,500,712
                                                       ------------
TOTAL INVESTMENTS (Cost $142,402,352) ..               $248,239,250
                                                       ============

* Non-income producing
+ See Note 5


                       See Notes to Financial Statements.


                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 1997 (Unaudited)



ASSETS
Investment in securities at market value
   (Cost $142,402,352) ...................................     $248,239,250
Cash at interest .........................................       10,172,336
Dividends and interest receivable ........................          175,521
Receivable for investment securities sold.................          302,802
                                                                -----------
     Total Assets ........................................      258,889,909
                                                                -----------

LIABILITIES
Payable for investment securities purchased...............          183,076
Accrued management fees ..................................          209,976
Accrued expenses .........................................          103,987
                                                                -----------
     Total Liabilities ...................................          497,039
                                                                -----------


NET ASSETS
Source of Net Assets:
    Net capital paid in on shares of
       beneficial interest ................  $ 155,800,944
    Undistributed net investment income ...        346,356
    Accumulated net realized loss .........     (3,591,328)
    Net unrealized appreciation ...........    105,836,898
                                               -----------

       Net Assets ........................................   $  258,392,870
                                                             ==============

Net asset value per share; 8,587,308 shares of
    beneficial interest outstanding (Note 3) .............           $30.09
                                                                     ======


                       See Notes to Financial Statements.



                                 Fam Value Fund
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                   Six Months Ended June 30, 1997 (Unaudited)

INVESTMENT INCOME

  INCOME:
    Dividends ...............................     $  1,571,063
    Interest ................................          289,084
                                                 -------------
               Total Income .................        1,860,147
                                                 -------------

  EXPENSES:
    Investment advisory fee (Note 2) ........        1,209,595
    Administrative fee (Note 2) .............           30,240
    Shareholder servicing and related
       expenses (Note 2) ....................          143,176
    Custodian fees ..........................           19,200
    Registration fees .......................           16,694
    Professional fees .......................           17,338
    Printing and mailing ....................           59,212
    Trustees ................................            5,897
    Other ...................................           12,722
                                                 -------------
               Total Expenses ...............        1,514,074
                                                 -------------
               Net Investment Income ........          346,073
                                                 -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized loss on investments ........       (3,591,947)
    Unrealized appreciation of investments
       for the period .......................       34,444,698
                                                 -------------
               Net Gain on Investments ......       30,852,751
                                                 -------------


NET INCREASE IN NET ASSETS FROM OPERATIONS ..    $  31,198,824
                                                 =============



                       See Notes to Financial Statements



                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
  Six Months Ended June 30, 1997 (Unaudited) and Year Ended December 31, 1996



                                                   SIX MONTHS      YEAR ENDED
                                                  ENDED JUNE 30,  DECEMBER 31,
                                                     1997             1996
                                                     ----             ----
CHANGE IN NET ASSETS FROM OPERATIONS:
  Net investment income ...........................$   346,073    $ 1,647,125
  Net realized loss on investments ................ (3,591,947)     5,833,011
  Unrealized appreciation for the period........... 34,444,698     19,714,649
                                                    ----------     ----------
     Net Increase in Net Assets From Operations ... 31,198,824     27,194,785

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ...........................     --        (1,647,567)
  Net realized gain on investments ................     --        (5,832,424)

CAPITAL SHARE TRANSACTIONS (Note 3) ...............(26,184,323)  (33,494,361)
                                                   -----------   -----------
     Total Increase (Decrease) in Net Assets ......  5,014,501   (13,779,567)

NET ASSETS:
  Beginning of period ............................ 253,378,369   267,157,936
                                                   -----------   -----------

  End of period .................................$ 258,392,870  $253,378,369
                                                 =============  ============




                       See Notes to Financial Statements.

                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 1.  SUMMARY OF ACCOUNTING POLICIES
         FAM Value Fund (the "Fund") is a series of Fenimore Asset Management Trust, a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek a high long term total return consisting of appreciation and dividend income from investments in equity related securities. The following is a summary of significant accounting policies followed in the preparation of its financial statements.

         a) Valuation of Securities - Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sales price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short term securities are carried at amortized cost, which approximates market value.

         b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

         c) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         d) Other - Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

         Under the Investment Advisory Contract, the Fund pays an investment advisory fee to Fenimore Asset Management, Inc. (the "Advisor") equal, on an annual basis, to 1% of the Fund's average daily net assets. Certain officers and trustees of the Fund are also officers and directors of the Advisor. The Advisor is required to reimburse the Fund for its expenses to the extent that such expenses, including the advisory fee, for any fiscal year exceed 2% of the average daily net assets. No such reimbursement was required for the six months ended June 30, 1997. FAM Shareholder Services, Inc. (FSS), a company under common control with the Advisor, serves as a shareholder servicing agent for which it receives a monthly fee of $1.75 per shareholder account. Additionally, FSS serves as the fund administrative agent for which it receives a fee equal, on an annual basis, to 0.25% of the Fund's average daily net assets.

                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 3.  SHARES OF BENEFICIAL INTEREST
         At June 30, 1997, an unlimited number of $.001 par value shares of beneficial interest were authorized. Transactions were as follows:

                                           Six Months Ended           Year Ended
                                             June 30, 1997          December 31, 1996
                                          --------------------     -------------------
                                          Shares       Amount      Shares       Amount
                                          ------       ------      ------       ------

          Shares sold                     436,992   $11,997,602   1,100,612  $ 27,944,994
          Shares issued on reinvestment
            of dividends                     -           -          272,279     7,209,938
          Shares redeemed              (1,398,999)  (38,181,925) (2,691,651)  (68,649,293)
                                       ----------  ------------  ----------  ------------
            Net (decrease) increase      (962,007) $(26,184,323) (1,318,766) $(33,494,361)
                                       ==========  ============  ==========  ============


NOTE 4.  INVESTMENT TRANSACTIONS
         During  the  period  ended  June  30,  1997,  purchases  and  sales  of investment securities, other than short term obligations, were $6,545,638 and $32,520,376. The cost of securities for federal income tax purposes is the same as shown in the investment portfolio. Realized gains and losses are reported on an identified cost basis.

         The aggregate gross unrealized appreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

                    Unrealized appreciation                 $  110,798,268
                    Unrealized (depreciation)                   (4,961,370)
                                                            --------------
                      Net unrealized appreciation           $  105,836,898
                                                            ==============

NOTE 5.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
         Investments in portfolio companies, 5% or more of whose outstanding voting securities are held by the Fund, are defined in the Investment Company Act of 1940 as affiliated companies. Investments in affiliated companies as of June 30, 1997, amounted to $40,309,556. For the period ended June 30, 1997, dividend income of $133,666 was received from affiliated companies, as well as net realized gains of $30,107 from the sale of such securities.

                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)




NOTE 6.  SELECTED FINANCIAL INFORMATION


                                                                                 Years Ended December 31,
      PER SHARE INFORMATION                            Six Months Ended  ----------------------------------------
      (For a share outstanding                          June 30, 1997    1996      1995         1994        1993     1992
      throughout the period)
      Net asset value, beginning of year .................. $  26.53   $ 24.58    $ 21.04     $ 20.40     $ 20.50   $ 16.87
                                                            --------   -------    -------     -------     -------   -------
      Income from investment operations:
              Net investment income .......................     0.04      0.18       0.21        0.12        0.09      0.10
              Net realized and unrealized gain (loss)
                      on investments ......................     3.52      2.58       3.94        1.27       (0.05)     4.11
                                                            --------   -------    -------     -------     -------   -------
              Total from investment operations ............     3.56      2.76       4.15        1.39        0.04      4.21
                                                            --------   -------    -------     -------     -------   -------
      Less distributions:
              Dividends from net investment income ........      --      (0.18)     (0.21)      (0.12)      (0.09)    (0.10)
              Distributions from net realized gains              --      (0.63)     (0.40)      (0.63)      (0.05)    (0.48)
                                                            --------   -------    -------     -------     -------   -------
              Total distributions .........................      --      (0.81)     (0.61)      (0.75)      (0.14)    (0.58)
                                                            --------   -------    -------     -------     -------   -------
      Change in net asset value for the period ............     3.56       1.95       3.54        0.64      (0.10)     3.63
                                                            --------   -------    -------     -------     -------   -------
      Net asset value, end of period ...................... $  30.09    $ 26.53    $ 24.58    $  21.04    $ 20.40   $ 20.50
                                                            ========    =======    =======    ========    =======   =======
      TOTAL RETURN ........................................    27.06%     11.23%     19.71%       6.82%      0.21%    25.08%

      RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000) ................... $   258,393   $253,378   $267,158    $210,579   $220,138   $44,694

      Ratios to average net assets of:
        Expenses                                               1.25%*      1.27%      1.25%       1.39%      1.39%     1.50%
        Net investment income                                  0.14%*      0.64%      0.92%       0.58%      0.57%     0.81%
      Portfolio turnover rate                                  2.64%*     12.48%      9.67%       2.15%      4.83%     9.84%
      Average commission rate paid
      (per share)                                         $    .0387     $0.0497

*Annualized



                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                            STATEMENT OF INVESTMENTS
                           June 30, 1997 (Unaudited)

                                             SHARES/
                                            PRINCIPAL     VALUE
                                            ---------     -----

COMMON STOCKS (76.8%)
ADVERTISING SERVICES (4.1%)
American List ..........................       4,500   $ 135,561
                                                      ----------

BANKING (13.1%)
Home Port Bancorp ......................       8,000     156,000
SouthTrust Corporation .................       2,600     107,575
TrustCo Bank Corporation NY ............       8,140     173,993
                                                      ----------
                                                         437,568
                                                      ----------

CHEMICAL (3.6%)
WD-40 Company ..........................       2,000     120,000
                                                      ----------

CONSUMER PRODUCTS (7.3%)
Jostens, Inc. ..........................       4,300     115,025
Stanhome, Inc. .........................       3,900     128,213
                                                      ----------
                                                         243,238
                                                      ----------

DIVERSIFIED MANUFACTURING (14.3%)
CLARCOR, Inc. ..........................       4,200     103,950
Gorman-Rupp ............................       5,800     104,400
Raven Industries, Inc. .................       5,600     135,100
Versa Technologies, Inc. ...............       8,600     135,450
                                                      ----------
                                                         478,900
                                                      ----------

HEALTH CARE (10.6%)
ADAC Laboratories ......................       3,500      82,688
Atrion Corporation .....................       9,900     155,925
Landauer, Inc. .........................       4,900     113,619
                                                      ----------
                                                         352,232
                                                      ----------

INSURANCE (9.3%)
Poe & Brown, Inc. ......................       4,200     155,400
Pxre Corporation .......................       1,200      36,900
ReliaStar Financial Corporation ........       1,600     117,000
                                                      ----------
                                                         309,300
                                                      ----------

                       See Notes to Financial Statements


                                     - 11 -



                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                       STATEMENT OF INVESTMENTS (CONT'D)
                           June 30, 1997 (Unaudited)


                                             SHARES/
                                            PRINCIPAL       VALUE
                                            ---------       -----

PRINTING (5.0%)
New England Business Services ..........       6,400  $   168,400
                                                     ------------

REAL ESTATE INVESTMENT TRUSTS (5.4%)
New Plan Realty ........................       8,300      183,119
                                                     ------------

REGULATED INVESTMENT COMPANY (4.1%)
Allied Capital Corporation .............       8,500      136,000
                                                     ------------
Total Common Stocks (cost $2,088,064) ..             $  2,564,318
                                                     ------------

SHORT TERM OBLIGATIONS (23.2%)
U.S. Treasury Bills, 4.2 to 4.6% with maturities
to 7/4/97 (cost $773,419) ..............    775,000  $    773,419
                                                     ------------

TOTAL INVESTMENTS (Cost $2,861,483) ....             $  3,337,737
                                                     ============






                       See Notes to Financial Statements.


                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 1997 (Unaudited)

ASSETS

Investment in securities at market value
        (Cost $2,861,483) ..................................   $   3,337,737
Cash at interest ...........................................          70,391
Dividends and interest receivable ..........................           9,691
Deferred organization costs ................................          11,127
                                                               -------------
           Total Assets ....................................       3,428,946
                                                               -------------

LIABILITIES
Payable to investment advisor, organization costs ..........          11,127
Accrued expenses ...........................................          18,020
                                                               -------------
           Total Liabilities ...............................          29,147
                                                               -------------

NET ASSETS
Source of Net Assets:
   Net capital paid in on shares of
      beneficial interest ...................... $  2,923,564
   Undistributed net investment income .........           61
   Accumulated net realized gain/loss ..........          (79)
   Net unrealized appreciation .................      476,253
                                                 ------------
       Net Assets ..........................................     $ 3,399,799
                                                                 ===========

Net asset value per share; 282,814 shares of
    beneficial interest outstanding (Note 3) ...............          $12.02
                                                                      ======



                       See Notes to Financial Statements.


                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                    Six Months Ended June 30, 1997(Unaudited)


INVESTMENT INCOME
  INCOME:
      Dividends ......................................             $43,783
      Interest .......................................              18,792
                                                                  --------
          Total Income ...............................              62,575
                                                                  --------
  EXPENSES:
      Investment advisory fee (Note 2) ........................     14,697
      Administrative fee (Note 2) .............................        367
      Shareholder servicing and related expenses (Note 2)......      1,449
      Custodian fees ..........................................      2,118
      Organization costs ......................................      1,484
      Registration fees .......................................     15,128
      Professional fees .......................................     12,647
      Trustees ................................................      5,092
      Printing and mailing ....................................        601
      Other ...................................................        395
                                                                  --------
              Total Expenses .................................      53,978
              Less:  Investment advisory fee and other expenses
                  waived or assumed by advisor (Note 2) .......    (31,933)
                                                                  --------
               Net expenses ...................................     22,045
                                                                  --------
               Net investment income ..........................     40,530
                                                                  --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Unrealized appreciation of investments for the period ...    282,799
                                                                  --------

      NET INCREASE IN NET ASSETS FROM OPERATIONS ..............   $323,329
                                                                  ========



                       See Notes to Financial Statements.


                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                   Six Months Ended June 30, 1997 (Unaudited)
                        and Year Ended December 31, 1996


                                                          Six Months      Year Ended
                                                        Ended June 30,    December 31,
                                                             1997            1996
                                                        -------------     ------------


CHANGE IN NET ASSETS FROM OPERATIONS:
   Net investment income ............................    $   40,530       $  37,223
   Net realized loss on investment ..................          --               (79)
   Unrealized appreciation of investments ...........       282,799         193,454
                                                       ------------    ------------
        Net Increase in Net Assets From Operations ..       323,329         230,598


DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income ...........................       (40,459)        (37,233)


CAPITAL SHARE TRANSACTIONS (Note 3): ................       578,406       2,245,158
                                                       ------------    ------------
       Total Increase in Net Assets .................       861,276       2,438,523


NET ASSETS:
    Beginning of period                                   2,538,523         100,000
                                                       ------------    ------------
    End of period                                      $  3,399,799    $  2,538,523
                                                       ============    ============




                       See Notes to Financial Statements.

                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 1.  SUMMARY OF ACCOUNTING POLICIES
         FAM Equity-Income Fund (the "Fund") is a series of Fenimore Asset Management Trust, a no-load, diversified, open-end management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide current income and long term capital appreciation from investing primarily in income-producing securities. The following is a summary of significant accounting policies followed in the preparation of its financial statements.

         a) VALUATION OF SECURITIES -- Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sales price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short term securities are carried at amortized cost, which approximates market value.

         b) FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

         c) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         d) OTHER -- Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
         Under the Investment Advisory Contract, the Fund pays an investment advisory fee to Fenimore Asset Management, Inc. (the "Advisor") equal, on an annual basis, to 1% of the Fund's average daily net assets. Certain officers and trustees of the Fund are also officers and directors of the Advisor. The Advisor is required to reimburse the Fund for its expenses to the extent that such expenses, including the advisory fee, for any fiscal year exceed 2% of the average daily net assets. Although not required to do so, the Advisor further waived fees and assumed expenses, aggregating $31,933, so as to reduce the Fund's expense ratio to 1.5% of average daily net assets. FAM Shareholders Services, Inc., a company under common control with the Advisor, serves as a shareholder servicing agent for which it receives a monthly fee of $1.75 per shareholder account. Additionally, FSS serves as the fund administrative agent for which it receives a fee equal, on an annual basis, to .025% of the Fund's average daily net assets.

                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


NOTE 3.  SHARES OF BENEFICIAL INTEREST
         At December 31, 1996, an unlimited number of $.001 par value shares of beneficial interest were authorized. Transactions were as follows:


                                           Six Months Ended           Year Ended
                                             June 30, 1997          December 31, 1996
                                          --------------------     -------------------
                                          Shares       Amount      Shares       Amount
                                          ------       ------      ------       ------
          Shares sold .................   66,438     $ 740,816     224,909     $2,284,587
          Shares issued on reinvestment
             of dividends .............    3,168        36,382       3,189         33,792
          Shares redeemed .............  (17,825)     (198,792)     (7,065)       (73,221)
                                         -------     ---------     -------     ----------
             Net increase .............   51,781     $ 578,406     221,083     $2,245,158
                                         =======     =========     =======     ==========


NOTE 4.  INVESTMENT TRANSACTIONS

         During the period ended June 30, 1997, purchases and sales of investment securities, other than short term obligations, were $496,458 and $0. The cost of securities for federal income tax purposes is the same as shown in the investment portfolio. Realized gains and losses are reported on an identified cost basis.

         The aggregate gross unrealized appreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

                    Unrealized appreciation ........ $  482,621
                    Unrealized depreciation ........     (6,368)
                                                     ----------
                    Net unrealized appreciation .... $  476,253
                                                     ==========

                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


NOTE 5.  SELECTED FINANCIAL INFORMATION

         PER SHARE INFORMATION              SIX MONTHS ENDED         YEAR ENDED
         (For a share outstanding               JUNE 30,            DECEMBER 31,
         throughout the period)                   1997                  1996
                                           -----------------        -------------

         Net asset value, beginning of period .. $ 10.99             $  10.00

         Income from investment operations:
              Net investment income ............    0.15                 0.19
              Net realized and unrealized gain
                    on investments .............    1.03                 0.99

         Total from investment operations ......    1.18                 1.18

         Less distributions:
              Dividends from net investment
                 income ........................    0.15                 0.19

        Change in net asset value for
              the period .......................    1.03                 0.99

        Net asset value, end of period .........  $12.02               $10.99

        TOTAL RETURN ...........................   21.59*               15.90

        RATIOS/SUPPLEMENTAL DATA
        Net assets, end of period (000) ........ $ 3,400               $2,539

        Ratios to average net assets of:*
          Expenses, total .......................   1.82%               5.04%
          Expenses, net of fees waived and
              expenses assumed by advisor .......   1.50%               1.50%
          Net investment income .................   2.76%               3.05%
        Portfolio turnover rate .................       0                   0
        Average commission rate paid
        (per share) .............................$ 0.0418            $ 0.0460

*Annualized

INVESTMENT ADVISOR
Fenimore Asset Management, Inc.
Cobleskill, NY

CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY

TRUSTEES
Joseph J. Bulmer, PHD
Roger A. Hannay
John W. Krueger, CLU
Thomas O. Putnam
Diane C. Van Buren
Bernard H. Zais, CLU

LEGAL COUNSEL
Dechert Price & Rhoads
Washington, DC

SHAREHOLDER SERVICING AGENT
FAM Shareholder Services, Inc.
Cobleskill, NY



                                                                       FAM FUNDS
                                                          111 North Grand Street
                                                                    P.O. Box 399
                                                           Cobleskill, NY  12043
                                                                  (800) 932-3271